Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 26,510	$ 29,720	$ 5,130	$ 1,100	$ 62,460
TÜRKIYE | Federal Government of the Republic of Turkey [Member]
Total	11,110	17,000	4,910		33,020
TÜRKIYE | Menderes Municipal Government [Member]
Total		200			200
CANADA | Government of Quebec [Member]
Total	14,390		80		14,470
CANADA | Municipality of Val-d'Or [Member]
Total	480				480
GREECE | Federal Government of Greece [Member]
Total	210	$ 12,520			12,730
GREECE | Municipality of Polygyros [Member]
Total				130	130
GREECE | Municipality of Aristoteles [Member]
Total				$ 970	970
ROMANIA | Certej Municipal Government [Member]
Total			$ 140		140
ROMANIA | Federal Government of Romania [Member]
Total	$ 320				$ 320